UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Diversified— 6.7%
820	Vornado Realty Trust	27,241

	Health Care— 12.3%
1,351	HCP, Inc.	24,110
1,170	Ventas, Inc.	26,458

		50,568

	Hotels— 4.6%
1,414	Starwood Hotels & Resorts Worldwide, Inc.	17,951
1,186	Strategic Hotels & Resorts, Inc.	818

		18,769

	Industrial— 4.2%
770	AMB Property Corp.	11,087
957	ProLogis	6,218

		17,305

	Multifamily— 23.6%
3,308	Apartment Investment & Management Co., Class A	18,130
412	AvalonBay Communities, Inc.	19,386
1,481	Equity Residential	27,171
298	Essex Property Trust, Inc.	17,099
1,474	Post Properties, Inc.	14,949

		96,735

	Office— 18.6%
1,039	Boston Properties, Inc.	36,410
703	Corporate Office Properties Trust	17,466
1,734	Douglas Emmett, Inc.	12,814
903	SL Green Realty Corp.	9,752

		76,442

	Regional Malls— 12.1%
1,087	Macerich Co. (The)	6,802
1,060	Simon Property Group, Inc.	36,704
350	Taubman Centers, Inc.	5,961

		49,467

	Shopping Centers— 8.6%
435	Federal Realty Investment Trust	20,010
577	Regency Centers Corp.	15,320

		35,330

	Storage— 6.3%
1,012	Extra Space Storage, Inc.	5,577
366	Public Storage	20,222

		25,799

	Total Long-Term Investments (Cost $742,566)	397,656

	Short-Term Investment — 3.4%
	Investment Company — 3.4%
14,080	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (Cost $14,080)	14,080

	Total Investments — 100.4% (Cost $756,646)	411,736
	Liabilities in Excess of Other Assets — (0.4)%	(1,522)

	NET ASSETS — 100.0%	$410,214

Percentages indicated are based on net assets.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,417
Aggregate gross unrealized depreciation	(346,327)

Net unrealized appreciation/depreciation	$(344,910)

Federal income tax cost of investments	$756,646

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2009.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 411,736	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 411,736	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 27, 2009